Business Combinations (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Schedule of business acquisitions, by acquisition
Schedule of recognized identified assets acquired and liabilities assumed
Platform Services and Prepaid Card Distribution Businesses [Member]
Business Acquisition [Line Items]
Schedule of business acquisitions, by acquisition
	December 31, 2012	August 31, 2013
	RMB	RMB
Total assets consolidated into the Group	1,093,483	818,710
Total liabilities consolidated into the Group	918,571	690,664
Net assets consolidated into the Group	174,912	128,046
Total purchase price due to Shanda	—	4,977,420
Excess of purchase price over carrying value of net assets	—	4,849,374
Excess purchase price charged to retained earnings	—	3,236,036
Excess purchase price charged to additional paid-in-capital	—	1,613,338

Schedule of recognized identified assets acquired and liabilities assumed
	December 31, 2012	August 31, 2013
	RMB	RMB
Assets acquired
Cash and cash equivalents	31,585	29,262
Accounts receivable, net of allowance for doubtful accounts	80	409
Accounts receivable due from related parties	149,310	175,480
Prepayments and other current assets	4,882	2,682
Other receivables due from related parties	821,673	540,025
Property and equipment, net	67,934	51,137
All other current and noncurrent assets	18,019	19,715
Total assets consolidated into the Group	1,093,483	818,710

Liabilities acquired
Accounts payable	12,100	28,129
Accounts payable due to related parties	362,720	296,182
Taxes payable	9,637	5,588
Deferred revenue	211,769	202,380
Other payables due to related parties	—	56,654
Other payables and accruals	135,958	62,826
All other current and noncurrent liabilities	186,387	38,905
Total liabilities consolidated into the Group	918,571	690,664

Total equity consolidated into the Group	174,912	128,046